Other payables	12 Months Ended
Dec. 31, 2024
Other payables
Other payables

Note 9 – Other payables

	December 31,
	2023	2024
Accrued expenses and other	$7,152	5,723
Contract liabilities	3,857	3,523
Employees and related liabilities	11,252	9,918
Government authorities	2,686	3,130
	$24,947	22,294